Annual Operating Expenses {- Fidelity Health Savings Index Fund} - 09.30 Fidelity Health Savings & Health Savings Index Funds Retail Combo PRO-02 - Fidelity Health Savings Index Fund - Fidelity Health Savings Index Fund
	Nov. 28, 2020
Operating Expenses:
Management fee	0.15%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Acquired fund fees and expenses	0.09%
Total annual operating expenses	0.24%	[1]
Fee waiver and/or expense reimbursement	0.05%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.19%	[1]

[1]	(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[2]

(b)Fidelity Management & Research Company LLC (FMR) has contractually agreed to waive 0.05% of the fund's management fee. This arrangement will remain in effect through January 31, 2022. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.